Investment Portfolio - September 30, 2020

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 98.9%

Consumer Discretionary - 3.9%
Hotels, Restaurants & Leisure - 3.9%
Hilton Worldwide Holdings, Inc.	71,455	$6,096,541
Wyndham Hotels & Resorts, Inc.	91,473	4,619,386
Total Consumer Discretionary		10,715,927
Information Technology - 2.2%
IT Services - 2.2%
Switch, Inc. - Class A	397,883	6,210,954
Real Estate - 92.8%
REITS - Health Care - 9.7%
CareTrust REIT, Inc.	106,045	1,887,071
Community Healthcare Trust, Inc.	86,165	4,029,075
Healthcare Realty Trust, Inc.	112,645	3,392,867
Healthcare Trust of America, Inc. - Class A	143,150	3,721,900
Healthpeak Properties, Inc.	279,900	7,599,285
Physicians Realty Trust	122,975	2,202,482
Welltower, Inc.	72,516	3,994,907
		26,827,587
REITS - Hotel & Resort - 1.6%
Apple Hospitality REIT, Inc.	452,005	4,343,768
REITS - Industrial - 20.1%
Americold Realty Trust	204,925	7,326,069
Duke Realty Corp.	135,526	5,000,909
First Industrial Realty Trust, Inc.	122,990	4,895,002
Flagship Communities REIT*1	77,190	1,157,850
Prologis, Inc.	247,684	24,921,964
Rexford Industrial Realty, Inc.	115,610	5,290,314
STAG Industrial, Inc.	88,975	2,712,848
Terreno Realty Corp.	76,000	4,161,760
		55,466,716
REITS - Office - 8.3%
Alexandria Real Estate Equities, Inc.	9,973	1,595,680
Brandywine Realty Trust	279,345	2,888,427
Cousins Properties, Inc.	237,692	6,795,614
Douglas Emmett, Inc.	149,930	3,763,243
Hibernia REIT plc (Ireland)	1,606,740	1,876,741
Kilroy Realty Corp.	115,814	6,017,696
		22,937,401
REITS - Residential - 24.1%
American Campus Communities, Inc.	161,984	5,656,481
American Homes 4 Rent - Class A	233,585	6,652,501
Apartment Investment & Management Co. - Class A	89,046	3,002,631
AvalonBay Communities, Inc.	35,080	5,238,847
Camden Property Trust	61,095	5,436,233
Equity LifeStyle Properties, Inc.	98,150	6,016,595
Equity Residential	53,675	2,755,138
Essex Property Trust, Inc.	7,792	1,564,556
Invitation Homes, Inc.	374,865	10,492,471

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
REITS - Residential (continued)
Mid-America Apartment Communities, Inc.	71,475	$8,287,526
Sun Communities, Inc.	67,300	9,463,053
UDR, Inc.	61,491	2,005,222
		66,571,254
REITS - Retail - 4.2%
Agree Realty Corp.	92,973	5,916,802
Getty Realty Corp.	124,960	3,250,209
Realty Income Corp.	43,225	2,625,919
		11,792,930
REITS - Specialized - 24.8%
Crown Castle International Corp.	50,925	8,479,013
CubeSmart	110,920	3,583,825
Digital Realty Trust, Inc.	81,394	11,945,383
Equinix, Inc.	36,896	28,045,757
Extra Space Storage, Inc.	19,370	2,072,396
Lamar Advertising Co. - Class A	40,375	2,671,614
Life Storage, Inc.	39,675	4,176,587
Public Storage	34,070	7,588,070
		68,562,645
Total Real Estate		256,502,301
TOTAL COMMON STOCKS
(Identified Cost $249,444,535)		273,429,182
SHORT-TERM INVESTMENT - 1.3%
Dreyfus Government Cash Management, Institutional Shares, 0.25%[2]
(Identified Cost $3,543,952)	3,543,952	3,543,952
TOTAL INVESTMENTS - 100.2%
(Identified Cost $252,988,487)		276,973,134
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(649,531)
NET ASSETS - 100%		$276,323,603

Investment Portfolio - September 30, 2020

(unaudited)

REIT - Real Estate Investment Trust

*Non-income producing security.

1Illiquid security - This security was acquired on September 28, 2020 at a cost of $1,157,850 ($15.00 per share). This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $1,157,850, or 0.4% of the Series’ net assets as of September 30, 2020.

2Rate shown is the current yield as of September 30, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$10,715,927	$10,715,927	$—	$—
Information Technology	6,210,954	6,210,954	—	—
Real Estate*	256,502,301	253,467,710	3,034,591	—
Short-Term Investment	3,543,952	3,543,952	—	—
Total assets	$276,973,134	$273,938,543	$3,034,591	$—

*Please refer to the Investment Portfolio for the industry classifications of these portfolio holdings.

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2019 or September 30, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2